Long Term Investments, Net - Schedule of Long Term Investments, Net (Detail) - USD ($) $ in Thousands		May 31, 2024	May 31, 2023
Schedule of Equity Method Investments [Line Items]
Equity securities with readily determinable fair value		$ 25,027	$ 6,291
Equity securities without readily determinable fair value		23,659	38,135
Long term investments		355,812	399,585
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments		171,349	195,571
Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments		135,777	159,588
Sunlands [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities with readily determinable fair value	[1]	8,091	3,588
GNet Cloud Service [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value	[2]		14,065
EEO Education Tech [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value	[3]	9,312	9,312
VM EDU Fund [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[4]	51,383	66,331
Golden Finance [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments		52,130	76,115
Uhozz [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[5]	17,890	17,890
Happy Seed Cayman Ltd [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[6]	20,183	20,183
New Oriental Education Industry Fund [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[7]	44,272	76,369
Other investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities with readily determinable fair value		1,096	2,703
Equity securities without readily determinable fair value	[3],[8]	14,347	14,758
Other investments [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[9]	33,933	52,871
Other investments [Member] | Available for sale securities investments [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[10]	45,574	$ 45,400
Mobvoi Inc. ("Mobvoi") [Member]
Schedule of Equity Method Investments [Line Items]
Equity securities with readily determinable fair value	[11]	15,840
Equity Method Investments [Member] | Thaiwoo Enterprise Management Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	[12]	$ 41,761

[1]	For the years ended May 31, 2022, 2023 and 2024, with the fluctuation of stock price of Sunlands, losses of US$10,467, US$1,883 and gain of US$4,503 were recorded in (Loss)/gain from fair value change of investments on the Group’s consolidated statements of operations, respectively.
[2]	In August 2020, the Group acquired 3% equity interests in G-Net, a company engaged in the business of audio and web conferencing services. The Group accounted for the investment as equity securities without readily determinable fair value as G-Net is a private company without readily determinable fair value. For the years ended May 31, 2022, 2023 and 2024, nil, nil and US$13,956 impairment loss was recorded from this investment.
[3]	In April 2017, the Group acquired 10% equity interests in EEO, a company engaged in the business of developing on-line classroom product. The Group accounted for the investment as equity securities without readily determinable fair value as EEO is a private company without readily determinable fair value. For the years ended May 31, 2022, 2023 and 2024, no impairment loss was recorded from this investment.
[4]	In June 2019, VM EDU Fund I, LP., a market-driven investment entity, was established. The Group participates in VM EDU Fund I, LP. as a limited partner and invested US$51,383 in VM EDU Fund I, LP. as of May 31, 2024. The Group accounts for the investment under the equity method in accordance with Equity Method of Accounting (“ASC 323”), because the Group is a limited partner and owns 49.7% interest in VM EDU Fund I, LP.
[5]	In May 2015, the Group invested in Uhozz, a company providing oversea rental agency services, for a 10.0% equity interests with redemption and liquidation preferences. In March 2018, the Group further subscribed to 15.2% series B preferred shares. The Group accounted for the investment as available-for-sale investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.
[6]	In August 2019, the Group invested 6.4% equity interests in Happy Seed, a company engaged in cultivating logical thinking skill. In September 2020, the Group further subscribed additional 1.6% equity interests. The Group accounts for the investment as available-for-sale investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.
[7]	In July 2018, Education Industry Fund was established. There are two general partners in the fund, which include an entity invested by Mr. Yu and an unrelated third party. The Group participates in Education Industry Fund as a limited partner and invested US$44,272 in Education Industry Fund as of May 31, 2024. The Group accounts for the investment under the equity method in accordance with ASC 323, because the Group is a limited partner and owns 36.3% interest in Education Industry Fund.
[8]	The Group holds several insignificant investments in third-party private companies and has no ability to exercise significant influence over the investees. Those investments were accounted for using the measurement alternative when there is no readily determinable fair value for the investments. The Group recorded US$24,354, nil and US$4,358 impairment loss on these investments for the years ended May 31, 2022, 2023 and 2024, respectively.
[9]	The Group holds from 6.9% to 40.0% equity interests in other 7 third-party companies through investments in their common shares or in-substance common shares as of May 31, 2024. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. For the years ended May 31, 2022, 2023 and 2024, the Group recorded impairment loss of US$48,417, US$3,892 and nil, respectively.
[10]	Other available-for-sale investments represent several insignificant individual investments classified as available-for-sale investments as of May 31, 2022, 2023 and 2024. Realized gains of US$18,068, nil and nil were recorded in realized gain from long-term investments for the years ended May 31, 2022, 2023 and 2024, respectively. The Group recorded US$46,442, US$2,901 and US$11,693 impairment loss on these investments for the years ended May 31, 2022, 2023 and 2024, respectively.
[11]	In September 2020, the Group invested 2.3% equity interests in Mobvoi, a company engaged in providing AI-generated content solutions, AI enterprise solutions, smart devices and accessories with generative AI and voice interaction technologies. The Group accounted for the investment as equity securities without readily determinable fair value as Mobvoi is a private company without readily determinable fair value. On April 24, 2024, Mobvoi completed Initial Public Offering (“IPO”) on the Stock Exchange of Hong Kong Limited, and the Group started to account for the investment as equity securities with readily determinable fair value. For the year ended May 31, 2024, the fair value change related to the investment in Mobvoi Inc. was US$12,760.
[12]	In January 2024, the Group invested in Thaiwoo Management, a company engaged in the business of real estate and ski resort operation, with a consideration of US$55,574. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group has significant influence and owns 35.0% interest in Thaiwoo Management.